Expense Example - FidelityFundamentalETFs-ComboPro - FidelityFundamentalETFs-ComboPro - Fidelity Fundamental Developed International ETF - Fidelity Fundamental Developed International ETF	Nov. 14, 2024 USD ($)
Expense Example:
1 year	$ 56
3 years	$ 176